Note 3 - Investment Securities: Available-for-sale Securities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Amortized Cost Basis	$ 88,222,750	$ 68,114,129
Available-for-sale Securities, Gross Unrealized Gains	2,976,757	2,781,929
Available-for-sale Securities, Gross Unrealized Losses	(145,814)	(13,724)
Available-for-sale Securities, Fair Value Disclosure	91,053,693	70,882,334
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Amortized Cost Basis	88,092,434	67,983,813
Available-for-sale Securities, Gross Unrealized Gains	2,808,800	2,679,157
Available-for-sale Securities, Gross Unrealized Losses	(145,814)	(13,724)
Available-for-sale Securities, Fair Value Disclosure	90,755,420	70,649,246
Corporate Debt Securities
Available-for-sale Securities, Amortized Cost Basis	130,316	130,316
Available-for-sale Securities, Gross Unrealized Gains	167,957	102,772
Available-for-sale Securities, Fair Value Disclosure	$ 298,273	$ 233,088